NOTES PAYABLE - BANKS	12 Months Ended
Dec. 31, 2016
Notes Payable to Bank [Abstract]
NOTES PAYABLE - BANKS
NOTE 7 – NOTES PAYABLE – BANKS

United States

The Company was a party to a credit facility with a commercial lender, which provided it with up to $10,500 in borrowings subject to a borrowing base limitation. The borrowing base limitation was equivalent to: (i) 80% of eligible accounts receivable, as defined, plus (ii) 70% of eligible unbilled receivables, as defined, plus (iii) 100% of the Company’s $3,500 in cash collateral plus (iv) 95% of a $1,000 standby letter of credit that was provided to the lender by an entity related to the Company’s main shareholder (see note 13). Borrowings under the credit facility were secured by the Company’s accounts receivable, unbilled receivables, equipment, cash, a $3,500 certificate of deposit, and the $1,000 letter of credit that was provided to the lender by an entity related to the Company’s main shareholder.

In June 2014, the Company amended the credit facility to decrease the maximum borrowing capacity to $6,500 and amend existing financial and non-financial covenants, including the maintenance of a specified fixed charge coverage ratio. The borrowing base limitation was also amended and is equivalent to: (i) 85% of eligible accounts receivable, as defined, plus (ii) 75% of eligible unbilled receivables, as defined, plus (iii) 95% of a $1,000 standby letter of credit that was provided to the lender by an entity related to the Company’s main shareholder. In addition, as part of the amendment, the Company’s $3,500 cash collateral was released and used to reduce outstanding borrowings under the credit facility.

In March 2015, the Company amended it’s credit facility with its lender. The amendment revised existing financial covenants, including the maintenance of a specified fix charge coverage ratio and maintenance of minimum monthly EBITDA requirements. As of December 31, 2015 the Company was in violation of its financial covenants. As of March 2016, the lender waived the violation.

On July 2016, the Company amended the credit facility to increase the maximum borrowing capacity to $8,500. The amendment also revised the existing fixed charge coverage ratio financial covenant. The credit facility expires on June 24, 2018. As of December 31, 2016, the company was in compliance with all required debt covenants.

Borrowings made under the credit facility bear interest, which is payable monthly, at LIBOR (subject to a floor of 1.375%) plus 4.25% per annum (5.625% as of December 31, 2016).

The Company’s weighted average interest rate in the United States during the years ended December 31, 2016, 2015 and 2014 is 5.76%, 5.88% and 6.02% respectively.

The company evaluated the terms of the amendments and concluded that they do not constitute substantive modification.

As of December 31, 2016 and 2015, the Company had approximately $6,301 and $5,569 respectively, outstanding under line of credit arrangements. As of December 31, 2016 and 2015, the Company had $833, and $572, respectively, in unused borrowing capacity under the line of credit facility.

Europe

In June 2014, the Company extended a line of credit arrangement with a commercial bank to provide it with up to €1,508 ($1,592 as of December 31, 2016) in borrowings. Borrowings under the line of credit arrangement bear interest at 1.2% per annum, which is payable quarterly. The line of credit is secured by a guarantee provided by an entity related to the Company’s main shareholder. In December 2015 the borrowing capacity was reduced to €350 ($369 as of December 31, 2016).

As of December 31, 2015 the Company had €350 ($384 as of December 31, 2015) in outstanding borrowings under the line of credit arrangement. There were no outstanding borrowings as of December 31, 2016. The line of credit expired in January 2017.

In April 2015, the Company entered into a line of credit arrangement with a commercial bank, replacing all previous lines of credit, to provide it with up to €5,500 ($5,996 as of December 31, 2015) in borrowings until further notice. Borrowings under the line of credit bear interest at EURIBOR plus 3.75% (3.75% as of December 31, 2015) per annum. The Company is also subject to an unused line fee of 0.75% per annum, which is payable quarterly. The line of credit is secured by accounts receivable of five of the Company’s European subsidiaries and tangible fixed assets of three of the Company’s European subsidiaries. The line of credit cannot exceed 80% of the borrowing base. As of December 31, 2015 the Company had €5,007($5,459 as of December 31, 2015) in outstanding borrowings under the line of credit arrangement.

In January 2016, the Company entered into a new line of credit arrangement with the same commercial bank, replacing the previous line of credit, to provide it with up to €10,000 ($10,555 as of December 31, 2016) in borrowings until further notice. Borrowings under the line of credit bear interest at one month EURIBOR plus 3.75% with a minimum of 3.5% per annum (3.5% as of December 31, 2016). The Company is also subject to an unused line fee of 0.75% per annum, which is payable quarterly. The line of credit is secured by accounts receivable of five of the Company’s European subsidiaries and tangible fixed assets of three of the Company’s European subsidiaries. The line of credit cannot exceed 80% of the borrowing base. As of December 31, 2016 the Company had €1,943 ($2,051 as of December 31, 2016) in outstanding borrowings under the line of credit arrangement. In December 2016, the Company and the same commercial bank agreed under the same terms and conditions to raise the existing line of credit to €12,000 ($12,666 as of December 31, 2016).

In addition to the line of credit arrangement, a guarantee facility of €2,500 ($2,639 as of December 31, 2016) is provided to the Company by the same commercial bank. As of December 31, 2016 the Company had €2,289 ($2,415 as of December 31, 2016) of outstanding guarantees under the guarantee facility.

The Company evaluated the terms of the amendments and concluded that they do not constitute a substantive modification.

The Company’s weighted average interest rate in Europe during the years ended December 31, 2016, 2015 and 2014 is 3.5%, 3.2% and 3.5%, respectively.